Investments - Gross Unrealized Losses on Securities in Continuous Loss Position (Details) $ in Millions	Dec. 31, 2018 USD ($) securities	Dec. 31, 2017 USD ($) securities
Fixed maturities:
Total, Fair Value		$ 6,639.5
Total, Gross Unrealized Losses		$ (52.3)
Total, Number of Securities | securities		834
Fixed maturities:
Total, Fair Value		$ 3,354.0
Total, Gross Unrealized Losses		$ (84.8)
Total, Number of Securities | securities		540
U.S. government and agencies
Fixed maturities:
Fair Value	$ 11.2	$ 111.2
Gross Unrealized Losses	$ (0.3)	$ (0.3)
Number of Securities | securities	3	4
Fixed maturities:
Fair Value	$ 199.9	$ 206.2
Gross Unrealized Losses	$ (5.8)	$ (4.6)
Number of Securities | securities	31	30
State and political subdivisions
Fixed maturities:
Fair Value	$ 55.3	$ 311.8
Gross Unrealized Losses	$ (0.7)	$ (2.8)
Number of Securities | securities	10	48
Fixed maturities:
Fair Value	$ 512.2	$ 169.7
Gross Unrealized Losses	$ (9.8)	$ (4.1)
Number of Securities | securities	80	36
Corporate securities
Fixed maturities:
Fair Value	$ 10,978.2	$ 4,963.8
Gross Unrealized Losses	$ (318.5)	$ (34.3)
Number of Securities | securities	971	396
Fixed maturities:
Fair Value	$ 6,704.3	$ 1,257.7
Gross Unrealized Losses	$ (268.6)	$ (26.2)
Number of Securities | securities	440	82
Residential mortgage-backed securities
Fixed maturities:
Fair Value	$ 258.0	$ 693.4
Gross Unrealized Losses	$ (3.4)	$ (7.7)
Number of Securities | securities	67	176
Fixed maturities:
Fair Value	$ 1,864.1	$ 1,509.9
Gross Unrealized Losses	$ (57.5)	$ (42.1)
Number of Securities | securities	469	351
Commercial mortgage-backed securities
Fixed maturities:
Fair Value	$ 110.1	$ 296.5
Gross Unrealized Losses	$ (3.6)	$ (1.4)
Number of Securities | securities	16	24
Fixed maturities:
Fair Value	$ 461.2	$ 60.5
Gross Unrealized Losses	$ (9.2)	$ (1.7)
Number of Securities | securities	45	19
Collateralized loan obligations
Fixed maturities:
Fair Value	$ 811.2	$ 10.0
Gross Unrealized Losses	$ (19.8)	$ 0.0
Number of Securities | securities	45	1
Fixed maturities:
Fair Value	$ 41.1	$ 0.0
Gross Unrealized Losses	$ (1.4)	$ 0.0
Number of Securities | securities	3	0
Other debt obligations
Fixed maturities:
Fair Value	$ 188.9	$ 218.0
Gross Unrealized Losses	$ (2.8)	$ (2.5)
Number of Securities | securities	15	32
Fixed maturities:
Fair Value	$ 324.6	$ 109.3
Gross Unrealized Losses	$ (8.9)	$ (3.0)
Number of Securities | securities	39	13
Total fixed maturities
Fixed maturities:
Fair Value	$ 12,412.9	$ 6,604.7
Gross Unrealized Losses	$ (349.1)	$ (49.0)
Number of Securities | securities	1,127	681
Fixed maturities:
Fair Value	$ 10,107.4	$ 3,313.3
Gross Unrealized Losses	$ (361.2)	$ (81.7)
Number of Securities | securities	1,107	531
Marketable equity securities
Fixed maturities:
Marketable equity securities, Fair value		$ 34.8
Marketable equity securities, Gross Unrealized Losses		$ (3.3)
Marketable equity securities, Number of Securities | securities		153
Fixed maturities:
Marketable equity securities		$ 40.7
Marketable equity securities		$ (3.1)
Marketable equity securities | securities		9